Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2012
Federated Liberty U.S. Government Money Market Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Liberty U.S. Government Money Market Trust (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

		The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Class F Shares (F) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees ( fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	mmot2_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) October 1, 2013 or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a portfolio of short-term U.S. Treasury and government securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government securities.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7).

		Because the Fund refers to U.S. government investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in U.S. government investments.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund's A class and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows the returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Liberty U.S Government Money Market Trust - A Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's A class total return for the six-month period from January 1, 2012 to June 30, 2012, was 0.00%.

		Within the periods shown in the chart, the Fund's A class highest quarterly return was 1.12% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's A, B, C and F classes Average Annual Total Returns for the calendar periods ended December 31, 2011.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's A, B, C and F classes 7-Day Net Yields as of December 31, 2011, were 0.00%, 0.00%, 0.00% and 0.00%, respectively. You may go to FederatedInvestors.com or call the Fund at 1800341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's A, B, C and F classes 7-Day Net Yields as of December 31, 2011
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1800341-7400
Federated Liberty U.S. Government Money Market Trust | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
2002	rr_AnnualReturn2002	0.94%
2003	rr_AnnualReturn2003	0.30%
2004	rr_AnnualReturn2004	0.48%
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	4.17%
2007	rr_AnnualReturn2007	4.34%
2008	rr_AnnualReturn2008	1.68%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's A class total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Federated Liberty U.S. Government Money Market Trust | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	758
3 Years	rr_ExpenseExampleYear03	1,043
5 Years	rr_ExpenseExampleYear05	1,303
10 Years	rr_ExpenseExampleYear10	2,187
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,187
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Federated Liberty U.S. Government Money Market Trust | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Federated Liberty U.S. Government Money Market Trust | F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	232
3 Years	rr_ExpenseExampleYear03	512
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A, B, C and F classes (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2013 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Board of Trustees.